Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of share-based payment arrangement expense
Share-based compensation expense consists of the following for the years ended December 31, 2023 and 2022:

	Year ended December 31,
	2023	2022
Stock options	$7,591	$13,130
Performance stock units	501	—
Restricted stock units	11,918	14,887
Share-based compensation	$20,010	$28,017

Schedule of fair value assumptions

	2023	2022
Expected volatility	68% - 72%	68%% - 70%
Expected life in years	5.4 - 6.7	5.3 - 5.4
Expected dividends	—%	—%
Risk-free interest rate (based on government bonds)	3.13% - 4.60%	2.81% - 4.13%

Schedule of stock option activity
The total intrinsic value of options exercised and the total fair value of shares vested during the year are as follows:

	2023	2022
Total intrinsic value of options exercised	$798	$7,628
Total fair value of shares vested	10,221	24,977
The Company’s stock option activity and related information during the years ended December 31, 2023 and 2022 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at January 1, 2023	24,539,168	$6.67
Forfeited during the year	(2,569,561)	7.40
Expired during the year	(2,421,729)	9.24
Exercised during the year	(211,775)	0.23
Granted during the year (1)	8,596,500	2.97
Outstanding at December 31, 2023	27,932,603	$5.29	6.29	$34,646
Options exercisable at December 31, 2023	14,967,286	$5.41	4.22	$25,679

(1)Includes stock options the Company issued to the Company’s Executive Chairman during the year ended December 31, 2023 that vest based on the achievement of certain market-based performance goals over the performance period, including the achievement of certain stock price performance targets. There are three stock price targets, based on an average closing price of the Company’s common stock, that can be achieved over the performance period.

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at January 1, 2022	23,566,933	$6.76
Forfeited during the year	(1,849,182)	12.86
Expired during the year	(621,945)	4.31
Exercised during the year	(1,269,953)	0.41
Granted during the year	4,713,315	6.67
Outstanding at December 31, 2022	24,539,168	$6.67	6.13	$29,370
Options exercisable at December 31, 2022	15,961,157	$5.60	4.60	$29,290

Schedule of restricted stock units activity
The Company’s PSU activity and related information for the year ended December 31, 2023, are as follows:

	Number of PSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2023	—	$—
Forfeited	(216,251)	2.89
Vested	—	—
Granted	2,240,372	2.89
Unvested at December 31, 2023	2,024,121	$2.89
Restricted stock units
The Company’s RSU activity and related information for the years ended December 31, 2023 and 2022 are as follows:

	Number of RSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2023	4,284,439	$7.44
Forfeited during the year	(1,749,598)	5.66
Released during the year	(1,601,305)	7.77
Granted during the year	5,212,423	3.03
Unvested at December 31, 2023	6,145,959	$4.12
RSUs vested at December 31, 2023	5,832,838

	Number of RSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2022	2,871,779	$11.21
Forfeited during the year	(908,167)	11.26
Vested during the year	(1,511,438)	10.19
Granted during the year	3,832,265	6.60
Unvested at December 31, 2022	4,284,439	$7.44
RSUs vested at December 31, 2022	4,231,533